RULE 497 DOCUMENT
The interactive data file included as an exhibit to this filing relates to the Prospectus for VanEck Vectors® Energy Income ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on December 2, 2019 (Accession No. 0001137360-19-000212), which is incorporated herein by reference.